UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aurelius Capital Management, LP
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Address:   53 Forest Avenue
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           Suite 202
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           Old Greenwich, CT 06870
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Form 13F File Number:  028-
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Norman F. LeBlanc
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Title:     Chief Compliance Officer
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Phone:     (203) 344-3090
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Norman F. LeBlanc          Old Greenwich, CT           8/14/07
       ------------------------   ------------------------------  ----------
             [Signature]                 [City, State]             [Date]




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Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                                -------------

Form 13F Information Table Entry Total:                   14
                                                -------------

Form 13F Information Table Value Total:             $216,988
                                                -------------
                                                (in thousands)


List of Other Included Managers:

NONE


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

                                                         FORM 13F INFORMATION TABLE

           COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
           --------              --------    --------- --------     --------       --------  --------          --------

                                                        VALUE      SHRS OR  SH/ PUT/ INVESTMENT  OTHER         VOTING AUTHORITY
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)    PRN AMT  PRN CALL DISCRETION MANAGERS    SOLE    SHARED    NONE
---------------------------   -------------- --------- --------    -------- --- ---- ---------- -------- ---------  ------    ----

ALTRIA GROUP INC                   COM       02209S103   17,540     250,077 SH          SOLE              250,077
OWENS CORNING NEW                  COM       690742101      625     250,000     CALL    SOLE              250,000
ALCOA INC                          COM       013817101   14,186     350,000 SH          SOLE              350,000
ALCOA INC                          COM       013817101      325     200,000     CALL    SOLE              200,000
CLEAR CHANNEL COMMUNICATIONS       COM       184502102   45,842   1,212,100 SH          SOLE            1,212,100
NEWS CORP                          CLA       65248E104   16,504     778,100 SH          SOLE              778,100
NEWS CORP                          CLA       65248E104      425     500,000     PUT     SOLE              500,000
FIRST DATA CORP                    COM       319963104   31,259     956,800 SH          SOLE              956,800
FLORIDA EAST COAST INDS            COM       340632108    4,149      50,000 SH          SOLE               50,000
FIRST AMERN CORP CALIF             COM       318522307    8,782     177,405 SH          SOLE              177,405
SLM CORP                           COM       78442P106   42,039     730,100 SH          SOLE              730,100
SLM CORP                           COM       78442P106       40     198,000     CALL    SOLE              198,000
SLM CORP                           COM       78442P106       94     281,000     PUT     SOLE              281,000
TXU CORP                           COM       873168108   35,178     522,700 SH          SOLE              522,700

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